Commitments and Contingencies - Narrative (Details) (USD $)	12 Months Ended											0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Federal Home Loan Bank Borrowings Line of Credit	Dec. 31, 2012 Federal Home Loan Bank Borrowings Line of Credit	Dec. 31, 2013 Federal Home Loan Bank Borrowings Letter of Credit	Dec. 31, 2012 Federal Home Loan Bank Borrowings Letter of Credit	Dec. 31, 2013 Investment purchase commitment	Dec. 31, 2012 Investment purchase commitment	Dec. 31, 2013 Investment purchase commitment Consolidated investment entities	Dec. 31, 2012 Investment purchase commitment Consolidated investment entities	Sep. 26, 2012 Healthcare Strategies, Inc., Plan plaintiff	Dec. 31, 2013 Securities pledged as collateral	Dec. 31, 2012 Securities pledged as collateral
Commitments and Contingencies Disclosure [Abstract]
Operating leases, rent expense	$ 40,500,000	$ 41,700,000	$ 51,300,000
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating leases, due 2014	32,700,000
Operating leases, due 2015	32,200,000
Operating leases, due 2016	31,300,000
Operating leases, due 2017	27,600,000
Operating leases, due 2018	17,400,000
Operating leases, due thereafter	74,600,000
Operating leases, total	215,800,000
Loss Contingencies [Line Items]
Off-balance sheet commitment to purchase investments								1,200,000,000	890,100,000	321,300,000	254,900,000
Fair value of securities delivered as collateral													1,000,000,000	1,000,000,000
Undiscounted liability of future guaranty fund assessments	19,200,000	51,300,000
Future credits to premium taxes	18,400,000	20,900,000
Amount of borrowing capacity				1,800,000,000	2,600,000,000	265,000,000	265,000,000
Fair value of assets pledged as collateral				2,000,000,000	3,100,000,000	294,100,000	336,500,000
Possible losses in excess of amounts accrued	$ 100,000,000
Number of plaintiffs												15,000